                The Company You Keep®

New York Life Insurance Company 51 Madison Avenue New York, NY 10010 Bus: 212-576-4958 E-Mail: trina_sandoval@newyorklife.com www.newyorklife.com Trina Sandoval Associate General Counsel

VIA EDGAR

May 4, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Variable Annuity Separate Account – III

File Nos. 333-30706 and 811-08904

Commissioners:

On behalf of the above-captioned registrant (“Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the forms of the Prospectuses and the Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 15, 2015 as part of the Registrant’s most recent post-effective amendment to the registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 15, 2015.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-4958.

Very truly yours,

/s/ Trina Sandoval

Trina Sandoval
Associate General Counsel